INCOME TAXES (Tables)	12 Months Ended
Dec. 26, 2020
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 26, 2020, December 28, 2019, and December 29, 2018 are summarized as follows (in thousands):

	2020	2019	2018
Currently Payable:
Federal	$59,055	$35,267	$31,492
State and local	16,709	10,071	7,544
Foreign	8,601	5,834	5,527
	84,365	51,172	44,563
Net Deferred:
Federal	2,292	6,895	2,965
State and local	(1,518)	805	(522)
Foreign	1,962	(602)	(1,565)
	2,736	7,098	878
Total income tax expense	$87,101	$58,270	$45,441

Components of Earnings Before Income Taxes

	2020	2019	2018
U.S.	$308,167	$220,532	$180,261
Foreign	32,816	20,142	17,592
Total	$340,983	$240,674	$197,853

Effective Income Tax Rate Reconciliation

	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.4	3.9	3.8
Effect of noncontrolling owned interest in earnings of partnerships	n/a	(0.1)	(0.1)
Tax credits, including foreign tax credit	(0.9)	(1.3)	(1.6)
Change in uncertain tax positions reserve	(0.1)	(0.1)	0.1
Other permanent differences	0.6	0.5	0.6
Other, net	1.5	0.3	(0.7)
Impact of Tax Act and reduction of corporate tax rate	n/a	n/a	(0.1)
Effective income tax rate	25.5%	24.2%	23.0%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 26, 2020 and December 28, 2019 are as follows (in thousands):

	2020	2019
Employee benefits	$23,236	$22,420
Lease liability	19,376	20,255
Net operating loss carryforwards	6,463	6,411
Foreign subsidiary capital loss carryforward	527	519
Other tax credits	391	620
Inventory	1,633	993
Reserves on receivables	1,630	1,266
Accrued expenses	3,071	2,318
Other, net	8,483	3,159
Gross deferred income tax assets	64,810	57,961
Valuation allowance	(4,044)	(2,447)
Deferred income tax assets	60,766	55,514
Depreciation	(41,403)	(34,001)
Intangibles	(22,840)	(21,375)
Right of use assets	(19,376)	(20,255)
Deferred income tax liabilities	(83,619)	(75,631)
Net deferred income tax liability	$(22,853)	$(20,117)

Schedule of NOL and credit carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2021 - 2025	$—	$86	$535	$—	$391
2026 - 2030	—	454	1,271	—	—
2031 - 2035	—	961	79	—	—
2036 - 2040	1,405	1,048	92	—	—
Thereafter	—	—	532	—	—
Total	$1,405	$2,549	$2,509	$—	$391